Condensed Financial Statements of the Company (Details) - Statements of Cash Flows - Parent [Member] - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net income	¥ 188,932	$ 27,139	¥ 609,915	¥ 449,228
Equity in earnings of subsidiaries and an affiliate	(193,926)	(27,856)	(606,264)	(451,434)
Compensation expenses associated with stock options	393	56
Other receivables	(4)	(1)	10,644	(6,489)
Other payables	1,214	174	1,326,440	(5,693)
Net cash (used in) from operating activities	(3,391)	(488)	1,340,735	(14,388)
Net cash generated from investing activities	457,361	65,697	549,124	233,802
Net cash generated used in financing activities	(807,779)	(116,030)	(1,682,216)	(50,083)
Net increase (decrease) in cash and cash equivalents	(353,809)	(50,821)	207,643	169,331
Cash and cash equivalents and restricted cash at beginning of year	366,862	52,696	169,413	10,746
Cash and cash equivalents and restricted cash at end of year	32,314	4,642	366,862	169,413
Purchase of short-term investments	(178,371)	(25,620)
Changes in investment in subsidiaries and an affiliate	(6,623)	(952)	81,129	98,399
Advances to subsidiaries and affiliates	498,774	71,644	467,995	(38,609)
Proceeds from disposal of short-term investments	143,581	20,625
Decrease in advances to subsidiaries and affiliates				174,012
Proceeds on exercise of stock options	4	1	3,286	64,946
Proceeds of employee and grantee subscriptions	111,304	15,988	211,054	22,187
Dividends paid	(435,072)	(62,494)	(326,725)	(137,216)
Repurchase of ordinary shares from open market	(484,015)	(69,525)	(251,220)
Repurchase of ordinary shares from shareholder			(1,318,611)
Effect of exchange rate changes on cash and cash equivalents	¥ 19,261	$ 2,767	¥ (10,194)	¥ (10,664)